                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ];  Amendment Number: ______________________________
         This Amendment (Check only one.):    [ ] is a restatement.
                                              [ ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:      Oberweis Asset Management, Inc.
Address:   951 Ice Cream Dr., Suite 200
           North Aurora, IL  60542

Form 13F File Number:      28- 4688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Patrick B. Joyce
Title:     Executive Vice President
Phone:     (800) 323-6166

Signature, Place, and Date of Signing:


Patrick B. Joyce                   North Aurora, IL          February 07, 2003
-------------------------------
[Signature]                        [City, State]             [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:          ___________________

Form 13F Information Table Entry Total:     155 Data Records

Form 13F Information Table Value Total:     $ 143,239    (thousandths)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other     --------------------------
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAII Pharma, Inc.              com              00252w104      533    38000 SH       SOLE                    30000              8000
Able Laboratories, Inc.        com              00371N407     4887   421300 SH       SOLE                   210000            211300
Aceto Corp.                    com              004446100     2525   158100 SH       SOLE                   110000             48100
Advanced Neuromodulation Syste com              00757T101     1069    30455 SH       SOLE                    15000             15455
Aero Systems Engineering, Inc. com              007692106       60    11800 SH       SOLE                    11800
Alliant Techsystems, Inc.      com              018804104      218     3500 SH       SOLE                     3000               500
Allied Healthcare Internationa com              01923a109      219    50000 SH       SOLE                    50000
Alloy Inc.                     com              019855105     1031    94200 SH       SOLE                    60000             34200
Altiris, Inc.                  com              02148m100     1680   105500 SH       SOLE                    80000             25500
American Bio Medica Corp.      com              024600108      140   115000 SH       SOLE                   100000             15000
American Healthways, Inc.      com              02649v104      975    55730 SH       SOLE                    30000             25730
American Pharmaceutical Partne com              02886P109     2246   126200 SH       SOLE                    74000             52200
Artisan Componets              com              042923102     1126    73000 SH       SOLE                    60000             13000
Aviall, Inc.                   com              05366b102      201    25000 SH       SOLE                    25000
Axcan                          com              054923107      607    51550 SH       SOLE                    40000             11550
Balchem Corp.                  com              057665200      316    13000 SH       SOLE                    13000
Bio-Imaging Technologies, Inc. com              09056n103       78    35300 SH       SOLE                    35300
Biolase Technology, Inc.       com              090911108      228    41600 SH       SOLE                    40000              1600
Biosite, Inc. Com              com              090945106     2999    88140 SH       SOLE                    30000             58140
Biovail Corp. Intl.            com              09067J109      238     9000 SH       SOLE                     6000              3000
Bradley Pharmaceuticals, Inc.  com              104576103     3380   259370 SH       SOLE                   170000             89370
C2, Inc.                       com              126948108      262    19100 SH       SOLE                    19100
CPI Aerostructures, Inc.       com              125919308      132    30000 SH       SOLE                    30000
CTI Industries Corp.           com              125961300      149    23810 SH       SOLE                    23810
Cantel Medical Corp.           com              138098108      127    10000 SH       SOLE                    10000
Caremark RX, Inc.              com              141705103      635    39050 SH       SOLE                    10000             29050
Centene Corp.                  com              15135B101     2355    70100 SH       SOLE                    30000             40100
Central European Distribution  com              153435102     4404   237900 SH       SOLE                   123000            114900
Charles & Colvard Ltd.         com              159765106      270    50000 SH       SOLE                    50000
Chicos FAS, Inc.               com              168615102     6448   341001 SH       SOLE                   230000            111001
Cima Labs                      com              171796105      417    17225 SH       SOLE                    15000              2225
Closure Medical Corp.          com              189093107      542    51700 SH       SOLE                    30000             21700
Cognizant Technology Solutions com              192446102      246     3400 SH       SOLE                     2000              1400
Collegiate Pacific, Inc.       com              194589206      151    26000 SH       SOLE                    26000
Covalent Group, Inc.           com              222815102      148    50000 SH       SOLE                    50000
Cray, Inc.                     com              225223106     4066   530175 SH       SOLE                   200000            330175
Cross Country                  com              22748P105      460    33000 SH       SOLE                    30000              3000
Curative Health Services, Inc. com              231264102      172    10000 SH       SOLE                    10000
Cyberguard Corp.               com              231910100      371    64000 SH       SOLE                    60000              4000
DHBIndustries, Inc.            com              23321e103       83    50000 SH       SOLE                    50000
Digital River                  com              25388B104     1438   120335 SH       SOLE                    80000             40335
Dynacq International, Inc.     com              267919306      960    66800 SH       SOLE                    50000             16800
E Loan                         com              26861p107      222   120000 SH       SOLE                   120000
Echelon Corp.                  com              27874N105      525    46800 SH       SOLE                    41800              5000
Ectel Ltd.                     com              M29925100      520    65000 SH       SOLE                    60000              5000
Electronics Boutique           com              286045109      411    26000 SH       SOLE                    20000              6000
Eon Labs                       com              29412e100     1563    82650 SH       SOLE                    53000             29650
Equity Marketing Inc.          com              294724109      247    18500 SH       SOLE                    18500
Eresearch Technology, Inc.     com              29481V108     5076   303070 SH       SOLE                   130500            172570
Euniverse, Inc.                com              298412107      341    60000 SH       SOLE                    60000
Expedia                        com              302125109      241     3600 SH       SOLE                     2500              1100
Exploration Company            com              302133202      179    60000 SH       SOLE                    60000
FTD, Inc.                      com              30265q109      500    31400 SH       SOLE                    25400              6000
FindWhat.com                   com              317794105      240    30000 SH       SOLE                    30000
Firstwave Technologies, Inc.   com              33762N207     1041    65400 SH       SOLE                    35000             30400
Flamel Technologies S.A.       com              338488109      789   181300 SH       SOLE                    80000            101300
Flir Systems, Inc.             com              302445101      927    19000 SH       SOLE                    15000              4000
Florida Banks, Inc.            com              340560101      175    20000 SH       SOLE                    20000
GTSI Corp.                     com              36238k103      486    36100 SH       SOLE                    30000              6100
Gaiam, Inc.                    com              36268q103      311    30000 SH       SOLE                    30000
General Electric Co.           com              369604103      268    11000 SH       SOLE                                      11000
Golden Eagle Minerals, Inc.    com              380961102        3    10000 SH       SOLE                                      10000
Gundle/SLT Environmental, Inc. com              402809107      230    26000 SH       SOLE                    26000
HealthExtras, Inc.             com              422211102      324    80000 SH       SOLE                    80000
Healthtronics, Inc.            com              4222l1076      320    40000 SH       SOLE                    40000
Icon PLC                       com              45103t107      484    18000 SH       SOLE                    15000              3000
Idine Rewards Network          com              45168A100      753    70900 SH       SOLE                    55900             15000
Innovative Companies, Inc.     com              45771y107       46    60000 SH       SOLE                    60000
Intercept, Inc.                com              45845L107      813    48000 SH       SOLE                    40000              8000
Intrado, Inc.                  com              46117A100     1049   107065 SH       SOLE                    33000             74065
Inverness Medical              com              46126p106      394    30000 SH       SOLE                    30000
Invision Technologies, Inc.    com              461851107     2480    94075 SH       SOLE                    30000             64075
J2 Global Communication        com              46626E205     2227   116954 SH       SOLE                    70000             46954
Jaclyn, Inc.                   com              469772107       42    14200 SH       SOLE                    14200
Kendle International, Inc.     com              48880L107      264    30000 SH       SOLE                    30000
L3 Communications Holding      com              502424104      283     6300 SH       SOLE                     4000              2300
Labone                         com              50540L105      638    36000 SH       SOLE                    30000              6000
Lannett Company, Inc. Delware  com              516012101      557    34000 SH       SOLE                    30000              4000
Lexar Media, Inc.              com              52886p104     1558   248525 SH       SOLE                   130000            118525
Merck & Co.                    com              589331107      224     3955 SH       SOLE                                       3955
Merge Technologies             com              589981109     1823   265000 SH       SOLE                   140000            125000
Micronetics, Inc.              com              595125105      162    50000 SH       SOLE                    50000
Microsoft Corp.                com              594918104      425     8230 SH       SOLE                                       8230
Middleby Corp.                 com              596278101      212    20000 SH       SOLE                    20000
Motorola Inc.                  com              620076109       97    11200 SH       SOLE                                      11200
Mtc Technologies               com              55377A106      506    20000 SH       SOLE                    17000              3000
Multimedia Games               com              625453105      686    25000 SH       SOLE                    20000              5000
Nassda Corp.                   com              63172M101      547    50000 SH       SOLE                    40000             10000
National Medical Card Systems, com              636918302      433    50000 SH       SOLE                    50000
Natural Alernatives Internatio com              638842302      120    30000 SH       SOLE                    30000
Neoforma, Inc.                 com              640475505      684    57200 SH       SOLE                    50000              7200
Neoware Systems                com              64065P102     4580   307150 SH       SOLE                   200000            107150
Net Bank, Inc.                 com              640933107      290    30000 SH       SOLE                    30000
Netease.com ADR                com              64110w102     1902   166100 SH       SOLE                   100000             66100
Netscreen Technologies         com              64117V107      392    23300 SH       SOLE                     5000             18300
Netsmart Technologies          com              64114W306      327    70000 SH       SOLE                    70000
O2 Micro International         com              g6797e106      731    75000 SH       SOLE                    60000             15000
Odyssey Heathcare              com              67611v101      833    24000 SH       SOLE                    20000              4000
Omnivision Tech., Inc.         com              682128103      499    36800 SH       SOLE                    30000              6800
On Technology                  com              68219p108      490   127300 SH       SOLE                    60000             67300
P.F. Changs China Bistro       com              69333y108     1107    30500 SH       SOLE                    26500              4000
PDF Solutions, Inc.            com              693282105      182    26200 SH       SOLE                    25000              1200
PRG-Schultz International, Inc com              69357c107      125    14000 SH       SOLE                     4000             10000
Panera Bread                   com              69840W108     5564   159830 SH       SOLE                   100000             59830
Pec Solutions, Inc.            com              705107100     3215   107540 SH       SOLE                    50000             57540
Pediatrix Medical Group        com              705324101      961    24000 SH       SOLE                    20000              4000
Pharmaceutical Product Develop com              717124101      202     6900 SH       SOLE                     4000              2900
Pogo Producing Company         com              730448107     1043    28000 SH       SOLE                     2000             26000
Polymedica Corp.               com              731738100      259     8400 SH       SOLE                                       8400
Possis Med, Inc.               com              737407106     2276   126450 SH       SOLE                    30000             96450
Precis, Inc.                   com              740184106      249    45080 SH       SOLE                    20000             25080
Precise Software               com              m41450103      385    23300 SH       SOLE                                      23300
PrivateBancorp, Inc.           com              742962103      227     6000 SH       SOLE                     6000
Proton Energy Systems          com              74371K101       54    18000 SH       SOLE                                      18000
RF Micro Devices, Inc.         com              749941100       97    13200 SH       SOLE                     5000              8200
Retalix Ltd.                   com              m8215w109      180    20000 SH       SOLE                    20000
Right Management Consultants   com              766573109      507    38250 SH       SOLE                    33750              4500
Royal Gold, Inc.               com              780287108      872    35000 SH       SOLE                    30000              5000
SFBC International, Inc.       com              784121105      950    73180 SH       SOLE                    40000             33180
Safenet, Inc.                  com              78645R107      740    29200 SH       SOLE                    25000              4200
Sandisk Corporation            com              80004c101      307    15100 SH       SOLE                     8000              7100
Sani Tech Industry Inc.        com              801017104        0    11000 SH       SOLE                                      11000
ScanSource, Inc.               com              806037107     1903    38600 SH       SOLE                    35600              3000
Scansoft, Inc.                 com              80603P107     2600   499950 SH       SOLE                   200000            299950
Secure Computing               com              813705100      641   100000 SH       SOLE                    80000             20000
Sensytech Inc.                 com              81726s101     1938   161225 SH       SOLE                    83100             78125
Shenandoah Telecommuncitions C com              82312B106     1068    22000 SH       SOLE                    20000              2000
Sicor, Inc.                    com              825846108     1046    66000 SH       SOLE                    60000              6000
Sohu.com, Inc.                 com              83408W103      938   146600 SH       SOLE                   100000             46600
Sonic Solutions                com              835460106      331    66300 SH       SOLE                    30000             36300
Stake Technology, Ltd.         com              852559103      252    80000 SH       SOLE                    80000
StarTek, Inc.                  com              85569c107      690    25000 SH       SOLE                    20000              5000
Sunrise Assisted Living        com              86768K106     1095    44000 SH       SOLE                    40000              4000
Synovis Life Technologies, Inc com              87162G105      360    40000 SH       SOLE                    40000
Taro Pharmaceutical Industries com              M8737E108     2354    62600 SH       SOLE                    22000             40600
Taser International            com              87651B104       69    17000 SH       SOLE                    17000
The Singing Machine Company, I com              829322304      180    20000 SH       SOLE                    20000
Total Entertainment Rest. Corp com              89150E100      253    30000 SH       SOLE                    30000
Tractor Supply Company         com              892356106      526    14000 SH       SOLE                    10000              4000
Trizetto Group                 com              896882107      356    58000 SH       SOLE                    52000              6000
United Online, Inc.            com              911268100     2589   162400 SH       SOLE                    60000            102400
Verilink Corp.                 com              923432108      144   120000 SH       SOLE                   120000
Verisity, Ltd.                 com              M97385112     2728   143150 SH       SOLE                    60000             83150
Vestin Group, Inc.             com              925489106      138    20000 SH       SOLE                    20000
Vimpel Communications          com              68370R109     1766    55160 SH       SOLE                    36000             19160
Virage Logic Corp.             com              92763R104      662    66000 SH       SOLE                    60000              6000
Vital Images                   com              92846n104     1369   152600 SH       SOLE                    80000             72600
Walgreen Company               com              931422109      254     8700 SH       SOLE                                       8700
Waste Connections, Inc.        com              941053100      849    22000 SH       SOLE                    20000              2000
Wavecom SA Sponsored ADR       com              943531103      477    33710 SH       SOLE                    25000              8710
Webex Communciations           com              94767L109     2403   160220 SH       SOLE                    50000            110220
Websense                       com              947684106     1533    71775 SH       SOLE                    30000             41775
Women First HealthCare, Inc.   com              978150100      182    40000 SH       SOLE                    40000
Zebra Technologies Corp.-Cl A  com              989207105      241     4200 SH       SOLE                                       4200
Zoran Corp.                    com              98975F101      718    51000 SH       SOLE                    45000              6000